S000004313 [Member] Investment Objectives and Goals - iShares Core S&P Small-Cap ETF	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® CORE S&P SMALL-CAP ETF Ticker: IJRStock Exchange: NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Core S&P Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities.